Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Debt Disclosure [Text Block]

NOTE 4:	Convertible Debt

Between March 23, 2012 and June 21, 2012, the Company borrowed an aggregate of $165,000 under convertible notes. The debentures are unsecured, bear interest at 10% per annum and mature one year from the issuance date. Until the maturity date, the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share. During 2012, the Company raised more than $500,000 and these notes became convertible at $0.1875 per share.

On June 11, 2012, the Company borrowed $200,000 from its President under a convertible note (see Note 3).

On July 27, 2012, pursuant to the terms of the Purchase Agreement, in exchange for the Assets, we issued to Sonoro Energy Ltd. a convertible debenture for $250,000. The convertible debenture was unsecured, non-interest bearing, had a maturity date of two years from the issue date and was convertible into common stock of the Company at any time following financing by the Company of at least $500,000. During 2012, the Company raised more than $500,000 and the note became convertible at $0.25 per share. The fair value of the convertible note was determined to be $204,852 resulting in an initial discount of $45,148. This note was repaid in full during the three months ended March 31, 2013.

At issuance, the Company evaluated these convertible notes for derivatives and determined that they do not qualify for derivative treatment. The Company then evaluated the notes for beneficial conversion features and determined that some do contain beneficial conversion features. The aggregate intrinsic value of the beneficial conversion features was determined to be $213,956. This amount was recorded as a debt discount on December 11, 2012 (the date the Company completed a capital raise in excess of $500,000) that is being amortized over the life of the notes.

On March 1, 2013, the holders of the notes with an aggregate principal amount of $165,000 waived their rights to convert the notes at $0.1875 per share and agreed to convert the notes at $0.25 per share. The Company evaluated the effect of the waivers and determined that the incremental change in the fair value of the conversion options was more than 10% of the carrying value of the debt. Therefore, the effect of the waivers was considered substantial and qualified as an extinguishment of debt. The extinguishment resulted in a loss on the extinguishment of debt totaling $28,083 during the three months ended March 31, 2013. As a result of the waivers the Company evaluated the notes for beneficial conversion features and determined that beneficial conversion features exist. The intrinsic value of the beneficial conversion features was determined to be $165,000 and it was recorded as a discount on the notes.

During the three months ended March 31, 2013, an aggregate of $165,000 of principal and $11,852 of interest was converted into 707,405 common shares.

Aggregate amortization of debt discounts was $376,764 during the three months ended March 31, 2013.

NOTE 6 - Convertible Notes Payable

Between March and July 2012, the Company borrowed an aggregate of $165,000 under convertible notes. The debentures are unsecured, bear interest at 10% per annum and mature one year from the issuance date. Until the maturity date, the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share.

On July 27, 2012, the Company issued a convertible note of $250,000 for the acquisition of Petrosonic Albania, SHA. (see Note 3).

On June 11, 2012, the Company borrowed $200,000 from its President under a convertible note (see Note 5).

The Company evaluated these convertible notes for derivatives and determined that they do not qualify for derivative treatment. The Company then evaluated the notes for beneficial conversion features and determined that some do contain beneficial conversion features. The aggregate intrinsic value of the beneficial conversion features was determined to be $213,956. This amount was recorded as a debt discount on December 11, 2012 (the date the company completed a capital raise in excess of $500,000) that is being amortized over the life of the notes. Total debt discount amortization during the period from August 1, 2012 through December 31, 2012 was $19,608 consisting of amortization of $10,721 on the beneficial conversion feature discounts and amortization of $8,887 on the initial discount recorded against the $250,000 convertible note issued for the acquisition (see Note 3).